Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 386,819	$ 361,216
Less accumulated depreciation and amortization	(104,868)	(84,969)
Premises and equipment, net	281,951	276,247
Future minimum payments due, current	4,902
Future minimum payments due, two years	3,942
Future minimum payments due, three years	3,422
Future minimum payments due, four years	3,228
Future minimum payments due, five years	2,538
Future minimum payments due, thereafter	13,159
Rental expense	5,300	6,600	$ 6,600
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	109,414	113,347
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	143,841	147,757
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	18,365	10,193
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 115,199	$ 89,919
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years	15 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years